Shareholders’ Equity (Deficit) (Details) - USD ($)		3 Months Ended	9 Months Ended	10 Months Ended
	May 17, 2022	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2022
Shareholders’ Equity (Deficit) (Details) [Line Items]
Preference shares, authorized			1,000,000	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Preference shares issued
preference shares outstanding
Warrant price per share (in Dollars per share)			$ 0.01
Remaining shares			668,875
Representative shares			103,500
Public Warrant [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrant price per share (in Dollars per share)				$ 0.01		$ 0.01
Warrants issued			11,500,000
Warrants outstanding (in Dollars)				$ 0		$ 0
Business Combination [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Expire term			5 years
Initial Public Offering [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrants issued			565,375	12,065,375		12,065,375
Representative shares			103,500	103,500
Initial Public Offering [Member] | Public Warrants [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrants issued			11,500,000	11,500,000		11,500,000
Initial Public Offering [Member] | Placement Warrants [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrants issued				565,375		565,375
Placement Units [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Temporary equity, shares issued			565,375
Warrant [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrants issued			565,375
Placement Warrants [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrants issued			12,065,375
Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary shares authorized			100,000,000	100,000,000		100,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares issued			668,875	0		0
Ordinary shares outstanding			668,875	0		0
Warrant price per share (in Dollars per share)			$ 11.5
Business combination, description			In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a Newly Issued Price of less than $9.20 per Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the market value is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price			In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a Newly Issued Price of less than $9.20 per Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the market value is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Temporary equity, shares issued			11,500,000	0		0
Exceeds price per share (in Dollars per share)			$ 18
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary shares authorized			100,000,000	100,000,000		100,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Common stock voting rights						one
Ordinary shares issued
Ordinary shares outstanding
Ordinary shares issued			12,168,875
Ordinary shares outstanding			12,168,875
Shares subject to possible redemption			11,500,000
Representative shares		103,500
Class A Ordinary Shares [Member] | Public Warrant [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrant price per share (in Dollars per share)			$ 11.5	$ 11.5		$ 11.5
Ordinary shares			1
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrant price per share (in Dollars per share)				$ 18		$ 18
Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary shares authorized			10,000,000	10,000,000	[1]	10,000,000	[1]
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Common stock voting rights						one
Ordinary shares issued			4,935,622	4,935,622	[1]	4,935,622	[1]
Ordinary shares outstanding			4,935,622	4,935,622	[1]	4,935,622	[1]
Owned percentage						30.00%
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Representative shares
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary shares outstanding			4,935,622	4,935,622		4,935,622
Shares of subject to forfeiture	643,777		643,777			643,777
Shares subject to forfeiture			643,777
Ownership [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Initial shareholders ownership, percentage			30.00%

[1]	Includes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).